Notes Payable - Schedule of Convertible Notes (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Total convertible notes	$ 491,285	$ 371,785
Accrued Interest	76,626	82,111
Debt Discount	(156,549)	(80,647)
Total	$ 411,362	$ 373,249